                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-3807

                          SunAmerica Money Market Funds, Inc.
               (Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
          (Address of principal executive offices)                  (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Item 1. Reports to Stockholders
SunAmerica Money Market Funds, Inc., Annual Report at December 31, 2004.

                                    [GRAPHIC]


  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                             Money Market Funds

           2004 ANNUAL REPORT


[LOGO] AIG SunAmerica
        Mutual Funds

        December 31, 2004                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS

SunAmerica Money Market (SMAXX)

SunAmerica Municipal Money Market (NMAXX)

                        Table of Contents


          PRESIDENT'S LETTER.....................................  1
          MONEY MARKET FUNDS REVIEW..............................  2
          EXPENSE EXAMPLE........................................  4
          STATEMENT OF ASSETS AND LIABILITIES....................  6
          STATEMENT OF OPERATIONS................................  7
          STATEMENT OF CHANGES IN NET ASSETS.....................  8
          FINANCIAL HIGHLIGHTS...................................  9
          PORTFOLIO OF INVESTMENTS............................... 12
          NOTES TO FINANCIAL STATEMENTS.......................... 18
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 25
          DIRECTORS AND OFFICERS INFORMATION..................... 26

              December 31, 2004                                    ANNUAL REPORT

              President's Letter

Dear Shareholder,

   We are pleased to present you with the annual report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund.

   Over the past twelve months these funds have been most notably affected by a change in the direction of interest rates. This long anticipated increase was precipitated by two notable changes in economic data: improvement in domestic employment numbers and a spike in inflation. On June 30th, 2004, the Federal Open Market Committee boosted the federal funds rate 25 basis points, the first time the Fed had raised rates since May 2000. This was followed by four additional 25 basis point hikes in August, September, November and December, leading to a total 125 basis point rise in the fed funds rate by the end of 2004.

   In response, both the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund have reduced the weighted average maturity of securities held in these Funds. This strategy has allowed the funds to capture higher yields as they became available. Throughout the period, the Funds also continued to invest in the highest quality money market instruments, in keeping with their chief objective of principal preservation.

   We thank you for your continued investment in our Funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck,
President
AIG SunAmerica Asset Management Corp.


--------
Past performance is no guarantee of future results.

        SunAmerica Money Market Fund

Brian Wiese, Portfolio Manager
AIG SunAmerica Asset Management Corp.

   When 2004 opened, the federal funds rate was at a multi-decade low of 1.00%. At the time most market participants believed the Federal Reserve Bank would remain on hold, and keep the fed funds rate at 1.00% for the foreseeable future, or at least until it was clear that strong output growth would be accompanied by robust job growth as well.

   The employment picture improved dramatically in March, and set the tone for short-term interest rates for the remainder of the year. Expectations were drastically changed as both the timing and scope of Fed tightening was re-priced into the market. The Federal Open Market Committee embarked on its current tightening cycle at the end of June, when it raised interest rates by 25 basis points, the first increase in four years.

   Policy makers have followed up the initial tightening with additional moves of 25 basis points at each meeting, resulting in a total of 125 basis points of tightening for the year. At year-end, the fed funds rate had increased to 2.25%.

   Early in the second quarter we began to anticipate rising short-term interest rates and structured the Fund accordingly. By reducing the Fund's weighted average maturity, we were better positioned to take advantage of rising short-term rates. By the close of the reporting period the SunAmerica Money Market Fund's weighted average maturity was slightly shorter than the Donoghue Average.*

   In addition, the Fund held a significant position in asset-backed commercial paper, which generally offer slightly higher yields than traditional commercial paper of similar credit quality. To further protect the Fund from interest rate volatility, we also purchased floating rate notes.



--------
*Donoghue Average is an average of major money market fund yields that is issued weekly in many newspapers for 7 and 30-day yields. Donoghue also tracks the maturities of the securities in the portfolios. Portfolios with short maturities are an indication that fund managers have the opinion that interest rates are going to rise.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results.

        SunAmerica Municipal Money Market Fund

Hutch Bryan, Portfolio Manager
AIG Global Investment Corp.

   Geopolitical events, a recovery in the economy and an increase in short term rates all contributed to the performance of the bond market over the course of the past year.

   The low rate environment experienced in 2003 carried over into the first half of 2004 for the municipal money market. The SunAmerica Municipal Money Market Fund's key weekly index, the Bond Market Association Municipal Swap
(BMA) Index, hovered around the 1.00% mark for the first half of the year. In the second half of the year, the BMA Index began to rise as the large three-month municipal reinvestment period of June, July, and August faded and an improving economy made increases in the fed funds rate a reality.* In the last week of December the BMA Index reset at a 1.99%, which was 1.04% above where it had begun the year.

   On June 30, the Federal Open Market Committee instituted a 25 basis point hike in the fed funds rate -- the first increase since May 2000. This marked the beginning of an incremental rate raising that led to an overall 125 basis point rise in the fed fund rate by year-end. As the S&P 500 recovered from its August lows and the stock market rallied through the second half of the year, short-term municipal yields rose. During this period the Fund saw redemptions consistent with a general trend of investors removing assets from money market and bond funds and allocating to equities. Despite this trend, municipal money market funds as a class saw assets rise to a record high of $319 billion during 2004 according to the December Municipal Advisor report from Municipal Market Advisors.

   During the year the Fund purchased fixed rate municipal notes that, provided a greater level of yield and income than available from Variable Rate Demand Note (VRDN) securities.

   Our best example of a relative value purchase was the investment in California Revenue Anticipation Warrants. We purchased these during February at a spread of approximately 50 basis points or .5% cheaper in yield to comparable structure California notes. We saw an opportunity to purchase the notes before the vote on Proposition 58 on March 2/nd/ where the public endorsed Governor Arnold Schwarzenegger's proposal to sell $15 billion in economic recovery bonds. The passing of that measure significantly improved California's short-term liquidity by removing any doubt regarding payment of these bonds and other short-term obligations of the state, and a week later the bonds were priced equivalent to other comparable structured notes.

   Our purchases during the year tended toward well-recognized, liquid names obtained from large issuances such as the Michigan State General Obligation Notes. We first purchased this in January and another piece of the same name in September to replace the maturing obligation. Other names purchased were California State Revenue Anticipation Notes maturing in June of 2005, Philadelphia Tax and Revenue Anticipation Notes also maturing in June of 2005, and Illinois Finance Authority Revolving Fund bonds maturing in March of 2005.

   By year-end our overall allocation between fixed rate and variable rate securities had shifted from roughly 24% fixed coupon to just fewer than 13%. The mix of variable rate securities in the Fund shifted slightly from higher weights in healthcare, lease bonds and industrial development to a mix of more industrial development, power and housing bonds. These sectors still represent a more positive spread over the BMA index relative to others.

--------
*The Bond Market Association Municipal Swap (BMA) Index, produced by Municipal Market Data (MMD), is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations (VRDOs) from MMD's extensive database.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- December 31, 2004 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc. (the "Corporation"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2004 and held until December 31, 2004.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- December 31, 2004 -- (unaudited) (continued)

                                     Actual                                          Hypothetical
                ------------------------------------------------ ----------------------------------------------------
                                   Ending
                                Account Value                                     Ending Account
                                Using Actual    Expenses Paid                       Value using      Expenses Paid
                   Beginning      Return at       During the        Beginning    a Hypothetical 5%     During the
                 Account Value  December 31,   Six Months Ended   Account Value  Assumed Return at  Six Months Ended
Fund            at July 1, 2004     2004      December 31, 2004* at July 1, 2004 December 31, 2004 December 31, 2004*
----            --------------- ------------- ------------------ --------------- ----------------- ------------------
Money Market
   Class A.....    $1,000.00      $1,003.86         $4.53           $1,000.00        $1,020.61           $4.57
   Class B #...    $1,000.00      $1,000.52         $7.84           $1,000.00        $1,017.29           $7.91
   Class C #...    $1,000.00      $1,000.55         $7.79           $1,000.00        $1,017.34           $7.86
   Class I #...    $1,000.00      $1,004.21         $4.03           $1,000.00        $1,021.11           $4.06
Municipal Money
 Market
   Class A #...    $1,000.00      $1,002.51         $4.49           $1,000.00        $1,020.72           $4.53
   Class B #...    $1,000.00      $1,000.51         $5.75           $1,000.00        $1,019.46           $5.80
   Class C #...    $1,000.00      $1,000.51         $6.50           $1,000.00        $1,018.70           $6.56



                  Expense
                   Ratio
                   as of
                December 31,
Fund               2004*
----            ------------
Money Market
   Class A.....     0.90%
   Class B #...     1.56%
   Class C #...     1.55%
   Class I #...     0.80%
Municipal Money
 Market
   Class A #...     0.89%
   Class B #...     1.14%
   Class C #...     1.29%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the 184 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2004

                                                                    Money Market  Municipal Money
                                                                        Fund        Market Fund
                                                                   -------------- ---------------
ASSETS:
Short-term investment securities, at value (unaffiliated)*........ $1,641,674,505 $   98,764,682
Repurchase agreements (cost equals market value)..................     31,046,000             --
                                                                   -------------- --------------
  Total Investments...............................................  1,672,720,505     98,764,682
                                                                   -------------- --------------

Cash..............................................................            487             --
Receivable for:
  Fund shares sold................................................     31,069,853      1,887,625
  Dividends and interest..........................................      1,575,352        328,631
Prepaid expenses and other assets.................................         14,066            741
Due from investment adviser for expense reimbursements/fee waivers          2,189            589
Due from distributor for fee waivers..............................             --            194
                                                                   -------------- --------------
  Total Assets....................................................  1,705,382,452    100,982,462
                                                                   -------------- --------------
LIABILITIES:
Payable for:
  Fund shares redeemed............................................      2,057,449      2,770,071
  Investment advisory and management fees.........................        657,482         29,154
  Distribution and service maintenance fees.......................        250,846         12,953
  Transfer agent fees and expenses................................        347,941         22,662
  Directors' fees and expenses....................................        238,269          5,985
  Other accrued expenses..........................................        160,019         47,629
                                                                   -------------- --------------
  Total Liabilities...............................................      3,712,006      2,888,454
                                                                   -------------- --------------
   Net Assets..................................................... $1,701,670,446 $   98,094,008
                                                                   ============== ==============
NET ASSETS REPRESENTED BY:
Common Stock, $.001 par value (10 billion shares authorized)...... $    1,701,653 $       98,093
Paid-in capital...................................................  1,699,869,927     97,995,334
                                                                   -------------- --------------
                                                                    1,701,571,580     98,093,427
Accumulated undistributed net investment income (loss)............         98,866            581
                                                                   -------------- --------------
Net Assets........................................................ $1,701,670,446 $   98,094,008
                                                                   ============== ==============
Class A:
Net assets........................................................ $1,630,353,392 $   97,373,881
Shares outstanding................................................  1,630,337,106     97,373,174
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class B:
Net assets........................................................ $   42,437,477 $      496,879
Shares outstanding ...............................................     42,436,095        496,819
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class C+:
Net assets........................................................ $   16,984,756 $      223,248
Shares outstanding ...............................................     16,985,074        223,260
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class I:
Net assets........................................................ $   11,894,821 $           --
Shares outstanding................................................     11,894,822             --
Net asset value, offering and redemption price per share.......... $         1.00 $           --
                                                                   ============== ==============

*Amortized cost of short-term investment securities (unaffiliated) $1,641,674,505 $   98,764,682
                                                                   ============== ==============

--------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2004

                                                 Money Market Municipal Money
                                                     Fund       Market Fund
                                                 ------------ ---------------
  INVESTMENT INCOME:
  Interest (unaffiliated)....................... $23,866,717    $ 1,296,918
  Dividends (unaffiliated)......................          --            859
                                                 -----------    -----------
     Total investment income....................  23,866,717      1,297,777
                                                 -----------    -----------
  EXPENSES:
   Investment advisory and management fees......   7,910,184        373,773
   Distribution and service maintenance fees:
     Class A....................................   2,450,175        156,182
     Class B....................................     434,616         22,121
     Class C+...................................     198,623          1,918
   Transfer agent fees and expenses:
     Class A....................................   3,644,696        235,389
     Class B....................................     126,953          5,637
     Class C+...................................      54,361          2,357
     Class I....................................      32,250             --
   Registration fees:
     Class A....................................         387         18,242
     Class B....................................       9,347          9,213
     Class C+...................................       9,572          9,849
     Class I....................................       9,055             --
   Custodian fees...............................     278,689         56,628
   Reports to shareholders......................     595,246         14,185
   Audit and tax fees...........................      37,947         39,183
   Legal fees ..................................      44,431          6,986
   Directors' fees and expenses.................     106,211          5,274
   Other expenses...............................      48,923          9,344
                                                 -----------    -----------
     Total expenses before fee waivers,
      expense reimbursements and custody
      credits...................................  15,991,666        966,281
     Fees waived and expenses reimbursed by
      investment adviser and distributor (Note
      3)........................................    (282,296)       (31,784)
     Custody credits earned on cash balances....      (8,296)        (3,628)
                                                 -----------    -----------
     Net expenses...............................  15,701,074        930,869
                                                 -----------    -----------
  Net investment income (loss)..................   8,165,643        366,908
                                                 -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.................... $ 8,165,643    $   366,908
                                                 ===========    ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Municipal Money
                                                     Money Market Fund                  Market Fund
                                              ------------------------------  ------------------------------
                                                 For the         For the         For the         For the
                                                year ended      year ended      year ended      year ended
                                               December 31,    December 31,    December 31,    December 31,
                                                   2004            2003            2004            2003
                                              --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)................. $    8,165,643  $    5,654,971  $      366,908  $      293,449
                                              --------------  --------------  --------------  --------------
Increase (decrease) in net assets resulting
 from operations............................. $    8,165,643  $    5,654,971  $      366,908  $      293,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)..............     (8,054,333)     (5,587,357)       (364,223)       (288,875)
Net investment income (Class B)..............        (30,639)        (17,891)         (2,471)         (3,816)
Net investment income (Class C)+.............        (14,024)         (8,618)           (214)           (176)
Net investment income (Class I)..............        (66,647)        (39,889)             --              --
                                              --------------  --------------  --------------  --------------
Total distributions to shareholders..........     (8,165,643)     (5,653,755)       (366,908)       (292,867)
                                              --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (Note 5)....................................    (17,388,052)   (137,050,057)    (19,134,111)     25,292,765
                                              --------------  --------------  --------------  --------------
Total increase (decrease) in net assets......    (17,388,052)   (137,048,841)    (19,134,111)     25,293,347

NET ASSETS:
Beginning of period..........................  1,719,058,498   1,856,107,339     117,228,119      91,934,772
                                              --------------  --------------  --------------  --------------
End of period*............................... $1,701,670,446  $1,719,058,498  $   98,094,008  $  117,228,119
                                              ==============  ==============  ==============  ==============
*Includes accumulated undistributed net
 investment income (loss).................... $       98,866  $       98,866  $          581  $          582
                                              ==============  ==============  ==============  ==============

--------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                              MONEY MARKET FUND
                                              -----------------
                                                                                                  Ratio
                        Net                           Net                                         of net
                       Asset              Dividends  Asset            Net Assets  Ratio of      investment
                       Value      Net      from net  Value              end of    expenses      income to
                     beginning investment investment end of   Total     period   to average      average
    Period Ended     of period income(1)    income   period Return(2)  (000's)   net assets     net assets
-------------------- --------- ---------- ---------- ------ --------- ---------- ----------     ----------
                                                   Class A
-
12/31/00............  $1.000     $0.054    $(0.054)  $1.000   5.57%   $  971,137    0.95%          5.47%
12/31/01............   1.000      0.034     (0.034)   1.000   3.45     1,087,329    0.93           4.04
12/31/02............   1.000      0.010     (0.010)   1.000   1.04(6)  1,751,812    0.90           0.99
12/31/03............   1.000      0.003     (0.003)   1.000   0.32     1,644,603    0.88           0.32
12/31/04............   1.000      0.005     (0.005)   1.000   0.50     1,630,353    0.90           0.49
                                                   Class B
-
12/31/00............  $1.000     $0.046    $(0.046)  $1.000   4.72%   $   24,090    1.76%(4)       4.62%(4)
12/31/01............   1.000      0.025     (0.025)   1.000   2.57        55,066    1.75(4)        3.76(4)
12/31/02............   1.000      0.003     (0.003)   1.000   0.28(6)     64,815    1.64(4)        0.26(4)
12/31/03............   1.000      0.000      0.000    1.000   0.03        44,529    1.18(4)        0.03(4)
12/31/04............   1.000      0.001     (0.001)   1.000   0.07        42,437    1.32(4)        0.06(4)
                                                   Class C+
-
12/31/00............  $1.000     $0.046    $(0.046)  $1.000   4.73%   $   11,012    1.75%(4)       4.67%(4)
12/31/01............   1.000      0.026     (0.026)   1.000   2.63        33,644    1.69(4)        3.51(4)
12/31/02............   1.000      0.003     (0.003)   1.000   0.27(6)     30,285    1.66(4)        0.26(4)
12/31/03............   1.000      0.000      0.000    1.000   0.03        20,290    1.18(4)        0.03(4)
12/31/04............   1.000      0.001     (0.001)   1.000   0.07        16,985    1.33(4)        0.06(4)
                                                   Class I
-
11/16/01-12/31/01(3)  $1.000     $0.002    $(0.002)  $1.000   0.20%   $    8,336    0.80%(4)(5)    0.84%(4)(5)
12/31/02............   1.000      0.011     (0.011)   1.000   1.13(6)      9,195    0.80(4)        1.12(4)
12/31/03............   1.000      0.004     (0.004)   1.000   0.43         9,636    0.77(4)        0.43(4)
12/31/04............   1.000      0.006     (0.006)   1.000   0.58        11,895    0.80(4)        0.59(4)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Commencement of sales of respective class of shares
(4)Net of the following expense reimbursements/waivers (based on average net assets):

                      12/31/00 12/31/01 12/31/02 12/31/03 12/31/04
                      -------- -------- -------- -------- --------
             Class B.    -- %     -- %    0.04%    0.51%    0.39%
             Class C+   0.18     0.05     0.04     0.53     0.39
             Class I.     --     0.24     0.14     0.02     0.09

(5)Annualized
(6)The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                         MUNICIPAL MONEY MARKET FUND
                                         ---------------------------
                           Net                           Net               Net                  Ratio of net
                          Asset              Dividends  Asset            Assets     Ratio of     investment
                          Value      Net      from net  Value            end of     expenses      income to
                        beginning investment investment end of   Total   period    to average      average
     Period Ended       of period income(1)    income   period Return(2) (000's)  net assets(5) net assets(5)
----------------------- --------- ---------- ---------- ------ --------- -------  ------------- -------------
                                                   Class A
                                                   -------
10/31/00(6)............  $1.000     $0.030    $(0.030)  $1.000   3.06%   $  4,452     0.97%         3.03%
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.39       3,972     0.78          2.39
11/01/01-12/31/01(6)...   1.000      0.013     (0.013)   1.000   2.05       3,829     0.62(3)       1.71(3)
12/31/02...............   1.000      0.009     (0.009)   1.000   0.92      88,050     0.78          0.71
12/31/03...............   1.000      0.003     (0.003)   1.000   0.28     113,802     0.81          0.28
12/31/04...............   1.000      0.004     (0.004)   1.000   0.36      97,374     0.87          0.35
                                                   Class B
-
10/31/00(6)............  $1.000     $0.030    $(0.030)  $1.000   2.48%   $  2,777     1.54%         2.44%
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.39       2,613     0.78          2.38
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)   1.000   1.97       2,618     1.13(3)       1.27(3)
12/31/02...............   1.000      0.002     (0.002)   1.000   0.24       3,714     1.39          0.16
12/31/03...............   1.000      0.001     (0.001)   1.000   0.10       3,168     0.98          0.11
12/31/04...............   1.000      0.001     (0.001)   1.000   0.10         497     1.02          0.10
                                                  Class C+
-
08/10/00-10/31/00(4)(6)  $1.000     $0.010    $(0.010)  $1.000   0.71%   $    108     0.75%(3)      2.78%(3)
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.40         136     0.78          2.33
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)   1.000   1.97         195     1.15(3)       1.14(3)
12/31/02...............   1.000      0.002     (0.002)   1.000   0.24         170     1.39          0.19
12/31/03...............   1.000      0.001     (0.001)   1.000   0.10         258     1.00          0.11
12/31/04...............   1.000      0.001     (0.001)   1.000   0.10         223     1.18          0.10

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Commencement of sales of respective class of shares
(5)Net of the following expense reimbursements/waivers (based on average net assets):

                10/31/00  10/31/01 12/31/01(3) 12/31/02 12/31/03 12/31/04
                --------  -------- ----------- -------- -------- --------
       Class A.   0.47%     1.18%     2.51%      0.20%    0.03%    0.00%
       Class B.   0.46      1.18      2.59       1.25     1.03     0.87
       Class C+   0.41(3)   1.18      7.84       9.68     7.45     4.20

(6)The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO PROFILE -- December 31, 2004 -- (unaudited)


Industry Allocation*

                    Government Agencies.............. 20.4%
                    Finance.......................... 16.2
                    Trade and Term Receivables....... 16.1
                    Banking.......................... 11.5
                    Trade Receivables................ 10.9
                    Receivable Company...............  9.4
                    Securities Holding Company.......  7.6
                    Loan Receivables.................  3.8
                    Repurchase Agreements............  1.8
                    Municipalities...................  0.6
                                                      ----
                                                      98.3%
                                                      ====

                    Weighted average days to maturity 31.7

Credit Quality Allocation @#

                          Government...........  20.7%
                          Repurchase Agreements   1.9
                          A-1..................  77.4
                                                -----
                                                100.0%
                                                =====

--------
*    Calculated as a percentage of net assets.
@    Source: Standard and Poors
#    Calculated as a percentage of total debt issues.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2004

                                                    Principal     Value
                 Security Description                Amount      (Note 2)
    CERTIFICATES OF DEPOSIT -- 8.5%
    Citibank N.A.
     2.06% due 01/25/05+.......................... $25,000,000 $ 25,000,000
    First Tennessee Bank
      2.27% due 01/28/05+.........................  20,000,000   20,000,000
      2.33% due 01/18/05+.........................  25,000,000   25,000,000
    HBOS Treasury Services
     2.19% due 02/11/05+..........................  25,000,000   25,000,000
    Wells Fargo Bank N.A.
      2.16% due 02/07/05..........................  25,000,000   25,000,000
      2.33% due 02/03/05+.........................  25,000,000   25,000,000
                                                               ------------
    Total Certificates of Deposit
      (amortized cost $145,000,000)...............              145,000,000
                                                               ------------
    COMMERCIAL PAPER -- 61.1%
    Apreco, LLC (LOC -- Citibank N.A.)
      2.30% due 01/11/05*.........................  25,000,000   24,984,028
      2.34% due 01/14/05*.........................  25,000,000   24,978,875
    Amsterdam Funding Corp. (LOC -- ABN AMRO
     Bank)
     2.33% due 02/02/05*..........................  25,000,000   24,948,222
    Atlantis One Funding
      2.19% due 02/09/05*.........................  25,000,000   24,940,687
    BNP Paribas
      2.26% due 01/07/05+.........................  25,000,000   25,000,000
    Barton Capital, LLC (LOC -- Societe Generale)
      2.31% due 02/08/05*.........................  25,000,000   24,939,042
    Beta Finance, Inc.
      2.30% due 01/08/05*+........................  25,000,000   25,000,000
    CRC Funding, LLC
      2.36% due 02/10/05*.........................  25,000,000   24,934,444
      2.36% due 02/11/05*.........................  25,000,000   24,932,805
    CXC, LLC
      2.00% due 01/14/05*.........................  15,000,000   14,989,167
    Cancara Asset Securitization, Ltd.
      2.10% due 01/27/05*.........................  20,000,000   19,969,667
      2.27% due 02/18/05*.........................  25,000,000   24,924,333
    Citigroup Global Markets Holdings, Inc.
      2.34% due 02/04/05..........................  27,000,000   26,940,330
    Compass Securitization, LLC (LOC -- Ambac
     Assurance Corp.)
      2.35% due 01/25/05*.........................  25,000,000   24,960,833
    CAFCO, LLC
      2.03% due 01/18/05*.........................  25,000,000   24,976,035
      2.24% due 02/10/05*.........................  25,000,000   24,937,778
    Delaware Funding Corp., LLC (LOC -- JP Morgan)
      2.20% due 01/13/05*.........................  25,000,000   24,981,667
      2.35% due 01/18/05*.........................  25,000,000   24,972,257
    Edison Asset Securitization, LLC
     (LOC -- GE Capital Corp.)
      2.00% due 01/13/05*.........................  15,000,000   14,990,000
      2.13% due 02/02/05*.........................  26,000,000   25,950,773
      2.20% due 02/08/05*.........................  25,000,000   24,941,944
    Galaxy Funding, Inc.
      2.04% due 01/24/05*.........................  25,000,000   24,967,417
      2.23% due 02/10/05*.........................  25,000,000   24,938,055
    General Electric Capital Corp.
      2.26% due 02/15/05..........................  25,000,000   24,929,375
      2.32% due 01/31/05..........................  25,000,000   24,951,667
    Giro Funding U.S. Corp.
      2.01% due 01/18/05*.........................  30,000,000   29,971,525
    Goldman Sachs Group, Inc.
      2.33% due 01/03/05*+........................  25,000,000   25,000,000

                                                 Principal      Value
                Security Description              Amount       (Note 2)
     ---------------------------------------------------------------------
     Govco, Inc.
       2.01% due 01/18/05*..................... $15,000,000 $   14,985,762
       2.23% due 02/15/05*.....................  25,000,000     24,930,313
     Greyhawk Funding, LLC
       2.25% due 02/16/05*.....................  25,000,000     24,928,125
       2.34% due 01/18/05*.....................  25,000,000     24,972,375
     Old Line Funding, LLC
       2.36% due 02/07/05+.....................  25,000,000     24,939,361
     Preferred Receivables Funding
       2.34% due 01/26/05*.....................  25,000,000     24,959,375
       2.35% due 01/31/05*.....................  25,000,000     24,951,042
     Sheffield Receivables (LOC -- Barclay Bank
      Plc)
       2.16% due 01/07/05*.....................  25,000,000     24,991,000
       2.18% due 01/04/05*.....................  25,000,000     24,995,458
     Surrey Funding Corp. (LOC -- Barclay Bank
      Plc)
       2.13% due 02/02/05*.....................  24,000,000     23,954,560
       2.31% due 01/13/05*.....................  25,000,000     24,980,750
     Sydney Capital Corp.
       2.25% due 01/04/05*.....................  25,000,000     24,995,313
       2.31% due 02/04/05*.....................  20,000,000     19,956,367
     UBS Finance, LLC
       2.39% due 01/04/05......................  25,000,000     24,995,021
     Windmill Funding Corp. (LOC -- ABN AMRO
      Bank)
       2.33% due 02/04/05*.....................  50,000,000     49,889,972
                                                            --------------
     Total Commercial Paper
       (amortized cost $1,040,375,720).........              1,040,375,720
                                                            --------------
     U.S. GOVERNMENT AGENCIES -- 20.4%
     Agency for International Development
      Panama:
       2.74% due 01/04/05+.....................   2,888,876      2,899,056
                                                            --------------
     Federal Home Loan Bank:
       1.26% due 04/08/05......................  20,000,000     20,000,000
       1.30% due 02/23/05......................  20,000,000     20,000,000
       1.30% due 04/11/05......................  20,000,000     20,000,000
       1.40% due 04/01/05......................  20,000,000     20,000,000
       1.46% due 03/01/05......................  20,000,000     20,000,000
       2.26% due 01/19/05......................  17,500,000     17,480,225
       2.34% due 01/25/05+.....................  25,000,000     24,999,718
                                                            --------------
                                                               142,479,943
                                                            --------------
     Federal Home Loan Mortgage Corp.:
       1.50% due 02/14/05+.....................  19,000,000     19,000,000
       2.13% due 01/04/05......................  10,000,000      9,998,225
       2.27% due 01/28/05......................  22,000,000     21,962,545
       2.27% due 02/01/05......................  20,000,000     19,960,906
                                                            --------------
                                                                70,921,676
                                                            --------------
     Federal National Mortgage Association:
       1.33% due 02/23/05......................  20,000,000     20,000,000
       1.34% due 03/04/05......................  20,000,000     20,000,000
       1.38% due 02/14/05......................  20,000,000     20,000,000
       1.50% due 05/09/05......................  20,000,000     20,000,000
       1.65% due 02/08/05+.....................  30,000,000     30,000,000
       2.25% due 01/03/05+.....................  20,000,000     19,998,871
                                                            --------------
                                                               129,998,871
                                                            --------------
     Total U.S. Government Agencies
       (amortized cost $346,299,546)...........                346,299,546
                                                            --------------

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                               Principal      Value
                Security Description            Amount       (Note 2)
       MEDIUM TERM NOTES -- 5.9%
       Merrill Lynch & Co.
        2.24% due 02/17/05+.................. $20,000,000 $   20,000,000
       Merrill Lynch & Co.
        2.37% due 01/31/05+..................  30,000,000     30,000,000
       Sigma Finance, Inc.
        2.36% due 01/21/05*+.................  25,000,000     24,999,239
       White Pine Finance, LLC
        2.37% due 01/18/05*+.................  25,000,000     25,000,000
                                                          --------------
       Total Medium Term Notes
         (amortized cost $99,999,239)........                 99,999,239
                                                          --------------
       TAXABLE MUNICIPAL MEDIUM TERM
        NOTES -- 0.6%
       Illinois Student Assistance Commission
        (LOC -- Bank of America)
        2.51% due 01/05/05+
        (amortized cost $10,000,000).........  10,000,000     10,000,000
                                                          --------------
       Total Short-Term Investment
        Securities -- 96.5%
         (amortized cost $1,641,674,505).....              1,641,674,505
                                                          --------------
       REPURCHASE AGREEMENTS -- 1.8%
       State Street Bank & Trust Co.
        Joint Repurchase Agreement(1)........      46,000         46,000
       UBS Securities, LLC
        Joint Repurchase Agreement(1)........  31,000,000     31,000,000
                                                          --------------
       Total Repurchase Agreements
         (amortized cost $31,046,000)........                 31,046,000
                                                          --------------

                                                           Value
                  Security Description                    (Note 2)
          -----------------------------------------------------------
          TOTAL INVESTMENTS
            (amortized cost $1,672,720,505#)...  98.3% $1,672,720,505
          Assets in excess of other liabilities   1.7      28,949,941
                                                -----  --------------
          NET ASSETS........................... 100.0% $1,701,670,446
                                                =====  ==============

--------
* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31,2004, the aggregate value of these securities was $938,619,205 representing 55.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
# At December 31, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security -- the rate reflected is as of December 31, 2004, maturity date reflects next reset date.
(1) See Note 2 for details of the Joint Repurchase Agreement
LOC --Letter of credit

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- December 31, 2004 -- (unaudited)


State Allocation*

                    Michigan.........................  10.0%
                    Pennsylvania.....................   9.8
                    Ohio.............................   6.6
                    Arizona..........................   6.4
                    North Carolina...................   6.4
                    Illinois.........................   6.3
                    California.......................   5.7
                    South Carolina...................   5.0
                    Florida..........................   4.7
                    Kentucky.........................   4.5
                    North Dakota.....................   3.8
                    Alabama..........................   3.1
                    Colorado.........................   3.0
                    Missouri.........................   2.9
                    District of Columbia.............   2.7
                    Connecticut......................   2.2
                    Kansas...........................   2.1
                    Wisconsin........................   2.0
                    Georgia..........................   1.8
                    New York.........................   1.8
                    Iowa.............................   1.7
                    Texas............................   1.7
                    Nebraska.........................   1.5
                    Washington.......................   1.5
                    Delaware.........................   1.4
                    Utah.............................   0.7
                    Wyoming..........................   0.7
                    Tennessee........................   0.4
                    South Dakota.....................   0.2
                    Registered Investment Companies..   0.1
                                                      -----
                                                      100.7%
                                                      =====

                    Weighted average days to maturity  36.7

Credit Quality Allocation @(1)

                        A-1......................  97.1%
                        N/R......................    2.8
                        Registered Investment Co.    0.1
                                                  -----
                                                  100.0%
                                                  =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
(1)Calculated as a percentage of total debt issues.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2004

                                                      Principal     Value
                 Security Description                  Amount      (Note 2)
  SHORT-TERM INVESTMENT SECURITIES -- 100.7%
  Alabama -- 3.1%
    Stevenson, Alabama Industrial Development
     Board Environmental Improvement
     (LOC -- JP Morgan Chase Bank)
     2.03% due 01/05/05+............................. $3,000,000 $  3,000,000
                                                                 ------------
  Arizona -- 6.4%
    Arizona Health Facilities Authority
     2.00% due 01/05/05+.............................    935,000      935,000
    Maricopa County, Arizona Industrial
     Development Authority, Series A
     (LOC -- Wells Fargo Bank N.A.)
     2.09% due on 01/06/05+..........................  1,510,000    1,510,000
    Maricopa County, Arizona Industrial
     Development Authority
     (LOC -- Harris Trust & Savings Bank)
     2.12% due 01/06/05+.............................    925,000      925,000
    Mesa, Arizona Industrial Development
     Authority, Series B
     1.99% due 01/05/05+.............................  2,930,000    2,930,000
                                                                 ------------
                                                                    6,300,000
                                                                 ------------
  California -- 5.7%
    California Housing Finance Agency, Series H
     2.03% due 01/05/05+.............................    600,000      600,000
    California State Revenue Anticipation Notes,
     Series A
     3.00% due 06/30/05..............................  5,000,000    5,030,808
                                                                 ------------
                                                                    5,630,808
                                                                 ------------
  Colorado -- 3.0%
    Colorado Springs, Colorado Revenue
     (LOC -- Wells Fargo Bank N.A.)
     2.09% due 01/06/05+.............................  1,495,000    1,495,000
    Crystal Valley, Colorado Metropolitan District 1
     (LOC -- Wells Fargo Bank N.A.)
     1.99% due 01/06/05+.............................    600,000      600,000
    Durango, Colorado Revenue
     (LOC -- Wells Fargo Bank N.A.)
     2.09% due 01/06/05+.............................    835,000      835,000
                                                                 ------------
                                                                    2,930,000
                                                                 ------------
  Connecticut -- 2.2%
    Connecticut State Housing Finance Authority
     2.02% due 01/06/05+.............................  2,200,000    2,200,000
                                                                 ------------
  Delaware -- 1.4%
    Delaware State Economic Development
     Authority
     2.00% due 01/06/05+.............................    100,000      100,000
    Delaware State Economic Development
     Authority
     2.00% due 01/06/05+.............................  1,300,000    1,300,000
                                                                 ------------
                                                                    1,400,000
                                                                 ------------
  District of Columbia -- 2.7%
    District of Columbia Revenue
     (LOC -- Wachovia Bank N.A.)
     1.99% due 01/06/05+.............................  2,610,000    2,610,000
                                                                 ------------

                                                      Principal     Value
                 Security Description                  Amount      (Note 2)
   -------------------------------------------------------------------------
   Florida -- 4.7%
     Lakeland, Florida Energy Systems, Series A
      1.88% due 01/05/05+............................ $2,600,000 $  2,600,000
     Lakeland, Florida Energy Systems
      1.88% due 01/05/05+............................  2,000,000    2,000,000
                                                                 ------------
                                                                    4,600,000
                                                                 ------------
   Georgia -- 1.8%
     Fulton County, Georgia Development
      Authority (LOC -- Wachovia Bank N.A.)
      1.99% due 01/06/05+............................  1,800,000    1,800,000
                                                                 ------------
   Illinois -- 6.3%
     Chicago, Illinois O'Hare International Airport,
      Series B (LOC -- Societe Generale)
      2.05% due 01/05/05+............................    845,000      845,000
     Chicago, Illinois Park District, Series B
      4.00% due 01/01/05.............................    600,000      600,000
     Chicago, Illinois Waterworks
      (LOC -- Bank One N.A.)
      2.00% due 01/05/05+............................    500,000      500,000
     Illinois Finance Authority
      3.00% due 03/01/05.............................  2,305,000    2,310,822
     Warren County, Illinois Revenue
      (LOC -- Wells Fargo Bank N.A.)
      2.09% due 01/06/05+............................  1,955,000    1,955,000
                                                                 ------------
                                                                    6,210,822
                                                                 ------------
   Iowa -- 1.7%
     Iowa Financial Authority, Series F
      (LOC -- Wells Fargo Bank N.A.)
      1.98% due 01/06/05+............................  1,100,000    1,100,000
     Iowa Finance Authority Childrens Services,
      Series B (LOC -- Wells Fargo Bank N.A.)
      2.09% due 01/06/05+............................    400,000      400,000
     Storm Lake, Iowa Higher Education Facilities
      2.14% due 01/06/05+............................    200,000      200,000
                                                                 ------------
                                                                    1,700,000
                                                                 ------------
   Kansas -- 2.1%
     Shawnee, Kansas Industrial Revenue
      (LOC -- JP Morgan Chase Bank)
      2.00% due 01/03/05+............................  2,050,000    2,050,000
                                                                 ------------
   Kentucky -- 4.5%
     Breckinridge County, Kentucky Lease
      Program (LOC -- U.S. Bank N.A.)
      2.00% due 01/05/05+............................  1,220,000    1,220,000
     Breckinridge County, Kentucky Lease
      Program, Series A (LOC -- U.S. Bank N.A.)
      2.00% due 01/05/05+............................  3,215,000    3,215,000
                                                                 ------------
                                                                    4,435,000
                                                                 ------------
   Michigan -- 10.0%
     Detroit, Michigan Sewage Disposal, Series C-1
      1.95% due 01/06/05+............................  1,700,000    1,700,000
     Detroit, Michigan Sewage Disposal, Series C-2
      1.95% due 01/06/05+............................  3,000,000    3,000,000
     Michigan State General Obligation Notes,
      Series A
      3.50% due 09/30/05+............................  4,500,000    4,549,470

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    SHORT-TERM INVESTMENT SECURITIES (continued)
    Michigan (continued)
      Michigan State Strategic Funding Limited
       Obligation (LOC -- Fifth Third Bank)
       2.05% due 01/05/05+............................ $  570,000 $  570,000
                                                                  ----------
                                                                   9,819,470
                                                                  ----------
    Missouri -- 2.9%
      Missouri Higher Education Student Loan
       Authority, Series B
       2.05% due 01/05/05+............................  1,300,000  1,300,000
      St Louis, Missouri Planned Industrial Expansion
       Authority (LOC -- Bank of America N.A.)
       2.05% due 01/05/05+............................  1,500,000  1,500,000
                                                                  ----------
                                                                   2,800,000
                                                                  ----------
    Nebraska -- 1.5%
      Douglas County, Nebraska Solid Waste
       Disposal, Series A (LOC -- Wachovia Bank N.A.)
       2.05% due 01/06/05+............................  1,500,000  1,500,000
                                                                  ----------
    New York -- 1.8%
      New York City Trust for Cultural Resources
       (LOC -- JP Morgan Chase Bank)
       1.98% due 01/06/05+............................  1,800,000  1,800,000
                                                                  ----------
    North Carolina -- 6.4%
      Charlotte, North Carolina Certificates of
       Participation, Series B
       2.05% due 01/06/05+............................  4,000,000  4,000,000
      Durham, North Carolina General Obligation
       1.99% due 01/06/05+............................    300,000    300,031
      Greensboro, North Carolina Enterprise System,
       Series B
       2.00% due 01/06/05+............................    900,000    900,000
      Mecklenburg County, North Carolina Certificates
       of Participation
       2.00% due 01/06/05+............................    800,000    800,000
      Mecklenburg County, North Carolina Certificates
       of Participation
       2.05% due 01/06/05+............................    250,000    250,000
                                                                  ----------
                                                                   6,250,031
                                                                  ----------
    North Dakota -- 3.8%
      North Dakota State Housing Finance Agency,
       Series A
       2.01% due 01/05/05+............................  3,700,000  3,700,000
                                                                  ----------
    Ohio -- 6.6%
      Cleveland, Ohio Airport System, Series D
       (LOC -- WestLb AG)
       2.01% due 01/05/05+............................  2,965,000  2,965,000
      Franklin County, Ohio Hospital, Series B
       (LOC -- Citibank N.A.)
       1.97% due 01/06/05+............................  3,470,000  3,470,000
                                                                  ----------
                                                                   6,435,000
                                                                  ----------
    Pennsylvania -- 9.8%
      Delaware Valley, Pennsylvania Regional
       Financial Authority, Series A
       (LOC -- Toronto -- Dominion Bank)
       1.98% due 01/05/05+............................    300,000    300,000

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    Pennsylvania (continued)
      Delaware Valley, Pennsylvania Regional
       Financial Authority, Series C
       (LOC -- Toronto - Dominion Bank)
       1.98% due 01/05/05+............................ $1,700,000 $1,700,000
      Pennsylvania State Higher Education Assistance
       Agency
       1.93% due 01/05/05+............................  1,400,000  1,400,000
      Pennsylvania State Turnpike Commission,
       Series A
       2.00% due 01/05/05+............................  1,000,000  1,000,000
      Philadelphia, Pennsylvania Tax & Revenue
       Anticipation Notes
       3.00% due 06/30/05.............................  5,000,000  5,033,264
      Philadelphia, Pennsylvania Authority for
       Industrial Development
       (LOC -- GE Capital Corp.)
       1.95% due 01/05/05+............................    200,000    200,000
                                                                  ----------
                                                                   9,633,264
                                                                  ----------
    South Carolina -- 5.0%
      South Carolina Jobs Economic Development
       Authority (LOC -- Bank of America N.A.)
       2.05% due 01/05/05+............................  1,800,000  1,800,000
      Piedmont Municipal Power Agency Electric
       Revenue, Series B-6
       1.98% due 01/05/05+............................  3,100,000  3,100,000
                                                                  ----------
                                                                   4,900,000
                                                                  ----------
    South Dakota -- 0.2%
      Lower Brule Sioux Tribe, South Dakota General
       Obligation Notes (LOC -- Wells Fargo Bank
       N.A.)
       1.99% due 01/06/05+............................    135,000    135,000
                                                                  ----------
    Tennessee -- 0.4%
      Nashville & Davidson County, Tennessee
       Industrial Development Board
       (LOC -- Bank of America N.A.)
       1.94% due 01/03/05+............................    300,000    300,000
                                                                  ----------
    Texas -- 1.7%
      Brownsville, Texas Utility Systems, Series A
       1.97% due 01/05/05+............................  1,610,000  1,610,000
      Gulf Coast Waste Disposal Authority, Series A
       (LOC -- JP Morgan Chase Bank)
       2.05% due 01/06/05+............................    100,000    100,000
                                                                  ----------
                                                                   1,710,000
                                                                  ----------
    Utah -- 0.7%
      Eagle Mountain, Utah Gas & Electric
       Revenue (LOC -- BNP Paribas)
       2.00% due 01/06/05+............................    645,000    645,000
                                                                  ----------
    Washington -- 1.5%
      Port Seattle, Washington Industrial
       Development (LOC -- Citibank N.A.)
       2.02% due 01/05/05+............................  1,500,000  1,500,000
                                                                  ----------
    Wisconsin -- 2.0%
      Wisconsin State Health & Educational Facilities
       Authority (LOC -- U.S. Bank Trust N.A.)
       1.98% due 01/06/05+............................  2,000,000  2,000,000
                                                                  ----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES (continued)
       Wyoming -- 0.7%
         Wyoming Community Development Authority,
          Series A
          1.99% due 01/06/05+..................... $700,000  $   700,000
                                                             -----------
       Registered Investment Companies -- 0.1%
         SSGA Tax Free Money Market -- Class A
          1.31% due 01/03/05+.....................   70,287       70,287
                                                             -----------
       TOTAL SHORT-TERM INVESTMENT SECURITIES
         (amortized cost $98,764,682*)............    100.7%  98,764,682
       Liabilities in excess of other assets......     (0.7)    (670,674)
                                                   --------  -----------
       NET ASSETS.................................    100.0% $98,094,008
                                                   ========  ===========

--------
* At December 31, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security -- the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
LOC -- Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SAAMCo" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments primarily on the basis of quality and yield, and under normal market conditions invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class C. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are offered at net asset value per share without any initial sales charge. Contingent deferred sales charges ("CDSC") are imposed on Class A shares when shares are sold within one year of original purchase. A 1.00% CDSC is imposed on shares sold within one year of original purchase; a 0.50% CDSC is charged on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at net asset value per share, without any initial sales charge. A declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at the net asset value per share, without any initial sales charge. Certain redemptions made within 12 months of the date of purchase are subject to a contingent deferred sales charge of 1.00%. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

   Class I shares-- Class I shares are offered at net asset value per share without any initial sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class C shares of each Fund has its own 12b-plan, which allows for distributions and account maintenance and service fees payments except Class B and Class C shares are subject to higher distribution fee rates.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

   Repurchase Agreements: The Funds, along with other affiliated registered investments companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by the U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2004, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                  Percentage Principal
                   Interest   Amount
                  ---------- ---------
Money Market Fund    0.04%    $46,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated December 31, 2004, bearing interest at a rate of 1.55% per annum, with a principal amount of $104,311,000, a repurchase price of $104,324,474, and a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

                    Interest Maturity
Type of Collateral    Rate     Date   Principal Amount Market Value
------------------  -------- -------- ---------------- ------------
U.S. Treasury Notes   1.50%  07/31/05   $40,800,000    $40,805,834
U.S. Treasury Notes   2.38   08/31/06     4,410,000      4,398,975
U.S. Treasury Notes   2.50   09/30/06    20,455,000     20,402,062
U.S. Treasury Notes   3.00   11/15/07    20,455,000     20,401,940
U.S. Treasury Notes   3.00   02/15/09    20,555,000     20,400,838

   In addition, at December 31, 2004, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                  Percentage  Principal
                   Interest    Amount
                  ---------- -----------
Money Market Fund   12.40%   $31,000,000

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $250,000,000, a repurchase price of $250,033,333, and a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

                                    Interest Maturity
Type of Collateral                    Rate     Date   Principal Amount Market Value
------------------                  -------- -------- ---------------- ------------
U.S. Treasury Inflation Index Bonds   3.38%  04/15/32   $ 50,000,000   $ 71,187,500
U.S. Treasury Inflation Index Bonds   3.88   04/15/29    114,974,000    183,814,683

   Securities Transactions, Investment Income, Dividends and Distributions to
   Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable to SAAMCo is computed daily and payable monthly, at an annual rate of 0.50% on the first $600 million of daily net assets, 0.45% on the next $900 million of the assets and 0.40% on net assets over $1.5 billion for the Money Market Fund and 0.35% of average daily net assets of the Municipal Money Market Fund.

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirectly wholly-owned subsidiary of AIG and receives fees from SAAMCo at a rate of 0.25% of the Fund's first $200 million of net assets, 0.20% on the next $300 million and 0.15% on net assets over $500 million.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


Fund                              Percentage
----                              ----------
Money Market Class I.............    0.80%
Municipal Money Market Class A...    0.95
Municipal Money Market Class B...    1.70
Municipal Money Market Class C(1)    1.70

   SAAMCo has voluntarily agreed to waive fees or reimburse expenses for the period ended December 31, 2004 at the following percentages of each Fund's average net assets.

Fund                              Percentage
----                              ----------
Municipal Money Market Class A...    0.00%
Municipal Money Market Class B...    0.01
Municipal Money Market Class C(1)    0.01

   For the period ended December 31, 2004, SAAMCo agreed to contractually and voluntarily reimburse expenses as follows:

Fund
----
Money Market Class I............. $10,468
Municipal Money Market Class A...   1,475
Municipal Money Market Class B...   4,957
Municipal Money Market Class C(1)   7,869

   The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

   The Funds have a distribution agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class C Plan." In adopting the Class A Plan, the Class B Plan, and the Class C Plan, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class C shares will not be used to subsidize the sale of Class A shares.

   Under the Class B Plan and the Class C Plan, the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares, other than Class I, of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the period ended December 31, 2004, SACS received fees (see Statement of Operations) based upon the aforementioned rates.
--------
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


   For the period ended December 31, 2004, SACS voluntarily reimbursed the following expenses:

Fund
----
Money Market Class B............. $186,003
Money Market Class C(1)..........   85,825
Municipal Money Market Class B...   16,395
Municipal Money Market Class C(1)    1,088

   SACS receives sales charges on each Fund's Class C shares, portions of which are reallowed to affiliated broker-dealer and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the period ended December 31, 2004, the proceeds received from sales redemptions (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                      Class A                   Class A       Class B
                       ------------------------------------- ------------- -------------
                                                              Contingent    Contingent
                        Sales    Affiliated   Non-affiliated   Deferred      Deferred
Fund                   Charges Broker-dealers Broker-dealers Sales Charges Sales Charges
----                   ------- -------------- -------------- ------------- -------------
Money Market..........  $  --      $  --          $  --         $10,000      $301,529
Municipal Money Market     --         --             --              --         4,993

                                    Class C(1)               Class C(1)
                       ------------------------------------- ----------
                                                             Contingent
                                                              Deferred
                        Sales    Affiliated   Non-affiliated   Sales
Fund                   Charges Broker-dealers Broker-dealers  Charges
----                   ------- -------------- -------------- ----------
Money Market.......... $6,870      $1,672         $5,198      $34,780
Municipal Money Market     12          11              1       19,681

   The Funds entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Advisor. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to its shareholders. The Service Agreement permits the Funds to reimburse SAFS for the costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the period ended December 31, 2004, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                              Payable at
                                             December 31,
Fund                               Expenses      2004
----                              ---------- ------------
Money Market Class A............. $3,596,088   $299,090
Money Market Class B.............    106,308      8,027
Money Market Class C(1)..........     48,583      3,442
Money Market Class I.............     24,734      2,141
Municipal Money Market Class A...    229,233     18,191
Municipal Money Market Class B...      5,411         96
Municipal Money Market Class C(1)        469         38

Note 4. Federal Income Taxes

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.
--------
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from cumulative pension expenses.

                                Distributable Earnings           Tax Distributions
                       ---------------------------------------- --------------------
                                   For the year ended December 31, 2004
                       -------------------------------------------------------------
                                Long-term Gains/   Unrealized              Long-Term
                       Ordinary   Capital Loss    Appreciation   Ordinary   Capital
Fund                    Income     Carryover     (Depreciation)   Income     Gains
----                   -------- ---------------- -------------- ---------- ---------
Money Market.......... $347,345      $  --           $  --      $8,165,643   $  --
Municipal Money Market   30,469         --              --         366,908      --

                                                                 Tax Distributions
                                                                --------------------
                                                                 For the year ended
                                                                 December 31, 2003
                                                                --------------------
                                                                           Long-Term
                                                                 Ordinary   Capital
Fund                                                              Income     Gains
----                                                            ---------- ---------
Money Market...................................................   $322,099      --
Municipal Money Market.........................................      4,646      --

   Under the current law, capital losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2004, the Funds elected to defer capital losses as follows:

                       Deferred Post-October
Fund                       Capital Loss
----                   ---------------------
Money Market..........        $13,929
Municipal Money Market         16,250

   As of December 31, 2004, for Federal income tax purposes, the Municipal Money Market Fund had a capital loss carryforward of $8,072, which will expire in the year 2012, which is available to offset future capital gains, if any.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the year ended December 31, 2004 and for the prior year were as follows:

                                                                          Money Market Fund
                        -------------------------------------------------------------------------------------------
                                     Class A                         Class B                    Class C(1)
                        --------------------------------  ---------------------------   --------------------------
                            For the          For the         For the        For the       For the       For the
                              year             year            year           year          year          year
                             ended            ended           ended          ended         ended         ended
                          December 31,     December 31,    December 31,   December 31,  December 31,  December 31,
                              2004             2003            2004           2003          2004          2003
                        ---------------  ---------------  ------------   ------------   ------------  ------------
Shares sold............ $ 1,032,086,849+ $ 1,050,689,073@ $ 51,971,494   $ 56,471,807   $ 44,114,142  $ 41,305,272
Reinvested shares......       8,038,526        5,564,933        27,583         15,806         12,541         7,139
Shares redeemed........  (1,054,375,452)  (1,163,463,818)  (54,090,452)+  (76,773,842)@  (47,431,940)  (51,307,759)
                        ---------------  ---------------  ------------   ------------   ------------  ------------
Net increase (decrease) $   (14,250,077) $  (107,209,812) $ (2,091,375)  $(20,286,229)  $ (3,305,257) $ (9,995,348)
                        ===============  ===============  ============   ============   ============  ============

                        -------------------------
                                 Class I
                        ------------------------
                          For the      For the
                            year         year
                           ended        ended
                        December 31, December 31,
                            2004         2003
                        ------------ ------------
Shares sold............ $10,886,039  $ 7,049,963
Reinvested shares......      66,605       39,889
Shares redeemed........  (8,693,987)  (6,648,520)
                        -----------  -----------
Net increase (decrease) $ 2,258,657  $   441,332
                        ===========  ===========

--------
+ Includes automatic conversion of Class B shares in the amount of $2,916,293 to Class A shares.
@ Includes automatic conversion of Class B shares in the amount of $1,350,441 to Class A shares.
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


                                                    Municipal Money Market Fund
                        ----------------------------------------------------------------------------------
                                   Class A                      Class B                  Class C(1)
                        ----------------------------  -------------------------   ------------------------
                           For the        For the       For the       For the       For the      For the
                             year           year          year          year          year         year
                            ended          ended         ended         ended         ended        ended
                         December 31,   December 31,  December 31,  December 31,  December 31, December 31,
                             2004           2003          2004          2003          2004         2003
                        -------------  -------------  ------------  ------------  ------------ ------------
Shares sold............ $ 129,348,654# $ 175,185,271* $   279,737   $ 1,513,161    $ 783,160    $ 416,187
Reinvested shares......       364,275        284,529        2,416         3,555          170          161
Shares redeemed........  (146,141,140)  (149,718,411)  (2,953,009)#  (2,063,313)*   (818,374)    (328,375)
                        -------------  -------------  -----------   -----------    ---------    ---------
Net increase (decrease) $ (16,428,211) $  25,751,389  $(2,670,856)  $  (546,597)   $ (35,044)   $  87,973
                        =============  =============  ===========   ===========    =========    =========

--------
# Includes automatic conversion of Class B shares in the amount of $4,801 to
  Class A shares.
* Includes automatic conversion of Class B shares in the amount of $21,376 to Class A shares.

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Director fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                                 Retirement Plan    Retirement Plan
Fund                                                 Expense           Payments
----                   Retirement Plan Liability ---------------    ---------------
                        As of December 31, 2004  For the year ended December 31, 2004
                       ------------------------- ------------------------------------
Money Market..........         $234,550              $25,586            $14,269
Municipal Money Market            5,566                1,658                156

Note 7. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an inter-fund lending program among investment companies advised by SAAMCo or an affiliate. The inter-fund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An inter-fund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2004, none of the Funds participated in the program.
--------
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

        SunAmerica Money Market Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund (constituting the two funds in SunAmerica Money Market Funds, Inc., hereafter referred to as the "Corporation") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 15, 2005

        SunAmerica Money Market Funds
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2004 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Funds and other investment companies within the Fund Complex.

                                  Term of                           Number of
                      Position  Office and                        Funds in Fund
                     Held With   Length of       Principal           Complex            Other
   Name, Address     SunAmerica Time Served Occupations During      Overseen     Directorships Held
and Date of Birth*    Complex       (4)        Past 5 years      by Director (1)   by Director (2)
-------------------- ---------- ----------- -------------------  --------------- -------------------
Jeffrey S. Burum     Director     2004-     Founder and CEO of          36       None
DOB: February 27,                 present   National Housing
 1963                                       Development Corp.

Judith L. Craven     Director     2001-     Retired                     76       Director. A.G. Belo
DOB: October 6, 1945              present                                        Corporation (1992
                                                                                 to present);
                                                                                 Director, Sysco
                                                                                 Corporation (1996
                                                                                 to present);
                                                                                 Director, Luby's
                                                                                 Inc. (1998 to
                                                                                 present); Director,
                                                                                 University of Texas
                                                                                 Board of Regents
                                                                                 (May 2001 to
                                                                                 present)

William F. Devin     Director     2001-     Retired                     76       Member of the Board
DOB: December 30,                 present                                        of Governors,
 1938                                                                            Boston Stock
                                                                                 Exchange
                                                                                 (1985-Present);

Samuel M. Eisenstat  Chairman     1985-     Attorney, solo              46       Director of North
DOB: March 7, 1940   of the       present   practitioner;                        European
                     Board                                                       Oil Royalty Trust.

Stephen J. Gutman    Director     1984-     Partner and Member          46       None
DOB: May 10, 1943                 present   of Managing
                                            Directors, Beau
                                            Brummell--Soho
                                            LLC (Licensing of
                                            menswear
                                            specialty retailing
                                            and other
                                            activities) June
                                            1988-present

Peter A. Harbeck (3) Director     1994-     President, CEO and          85       None
DOB: January 23,                  present   Director,
 1954                                       SAAMCo. (August
                                            1995 to
                                            present); Director,
                                            AIG
                                            SunAmerica Capital
                                            Services, Inc.
                                            ("SACS") (August
                                            1993 to present)

William J. Shea (5)  Director     2004-     President and CEO,          46       None
DOB: February 9,                  present   Conseco,
 1948                                       Inc. (Financial
                                            Services)
                                            (2001-2004);
                                            Chairman of the
                                            Board of Centennial
                                            Technologies, Inc.
                                            (1998 to 2001);
                                            Vice Chairman, Bank
                                            Boston Corporation
                                            (1993-1998)

Vincent M. Marra     President    2004-     Senior Vice                N/A       N/A
DOB: May 28, 1950                 present   President and Chief
                                            Operating Officer,
                                            SAAMCo (February
                                            2003 to Present);
                                            Chief
                                            Administrative
                                            Officer and Chief
                                            Financial Officer,
                                            Carret & Co., LLC
                                            (June 2002 to
                                            February 2003);
                                            President, Bowne
                                            Digital Solutions
                                            (1999 to May 2002)

Donna M. Handel      Treasurer    2002-     Assistant Treasurer        N/A       N/A
DOB: June 25, 1966                present   (1993 to 2002);
                                            Senior Vice
                                            President, SAAMCo
                                            (December 2004 to
                                            Present); Vice
                                            President, SAAMCo
                                            (1997 to December
                                            2004)

--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The
    "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund),
    SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 6 of the financial statements.
(5) Effective on November 30, 2004, William J. Shea began serving as a Director.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                             Thank you for your continued support.
                             AIG SunAmerica Mutual Funds

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992


Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Fund is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q for fiscal
 Vincent M. Marra,          AIG SunAmerica Capital    quar-ters ending after
   President                  Services, Inc.          July 9, 2004. Once filed,
 Donna M. Handel,           Harborside Financial      the Fund's Form N-Q will
   Treasurer                  Center                  be available without
 J. Steven Neamtz, Vice     3200 Plaza 5              charge on the Secu-rities
   President                Jersey City, NJ           and Exchange Commission's
 Timothy P. Pettee, Vice      07311-4992              website at www.sec.gov.
   President                                          You can also obtain
 Brian Wiese, Vice         Shareholder Servicing      copies of Form N-Q by (i)
   President               Agent                      visit-ing the Securities
 Cynthia Gibbons, Vice      AIG SunAmerica Fund       and Exchange
   President and Chief        Services, Inc.          Com-mission's Public
   Compliance Officer       Harborside Financial      Reference Room in
 Thomas Lynch, Assistant      Center                  Washington, DC
   Secretary                3200 Plaza 5              (information on the
 Gregory R. Kingston,       Jersey City, NJ           operation of the Public
   Vice President and         07311-4992              Reference Room may be
   Assistant Treasurer                                obtained by calling
 Donald H. Guire,          Custodian and Transfer     1-800-SEC-0330); (ii)
   Assistant Treasurer     Agent                      sending your re-quest and
                            State Street Bank and     a duplicating fee to the
                              Trust Company           Securities and Exchange
                            P.O. Box 419572           Commission's Public
                            Kansas City, MO           Reference Room,
                              64141-6572              Washington, DC 20549-0102
                                                      or (iii) sending your
                           VOTING PROXIES ON FUND     request electronically to
                           PORTFOLIO SECURITIES       publicinfo.sec.gov.
                           A description of the
                           policies and proce-dures   This report is submitted
                           that the Fund uses to      solely for the general
                           determine how to vote      information of
                           proxies relating to        shareholders of the Fund.
                           secu-rities held in the    Distribution of this
                           Fund's portfolio which is  report to persons other
                           available in the Fund's    than shareholders of the
                           State-ment of Additional   Fund is authorized only
                           Information, may be        in connection with a
                           obtained without charge    currently effective
                           upon re-quest, by calling  prospectus, setting forth
                           (800) 858-8850. This       details of the Fund,
                           information is also        which must precede or
                           available from the EDGAR   accompany this report.
                           database on the
                           Securities and Exchange
                           Commission's website at
                           http://www.sec.gov.

                           PROXY VOTING RECORD ON
                           SUNAMERICA MONEY MARKET
                           FUNDS
                           Information regarding how
                           SunAmerica Money Market
                           Funds voted proxies
                           relating to securities
                           held in SunAmerica Money
                           Market Funds during the
                           twelve month period ended
                           June 30, 2004 is
                           available without charge,
                           upon request, by calling
                           (800) 858-8850 or on the
                           Securities and Exchange
                           Commission's website at
                           www.sec.gov.

[LOGO] AIG SunAmerica
        Mutual Funds

Distributed by:
AIG SunAmerica Capital Services, Inc.

MMANN-12/04

Item 2. Code of Ethics.

The SunAmerica Money Market Funds, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics has been amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                           2003      2004
                                          -------   -------
     Audit Fees ...................       $45,135   $45,290
     Audit-Related Fees ...........       $19,440   $15,266
     Tax Fees .....................       $15,910   $15,800
     All Other Fees ...............       $     0   $     0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

     (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $1,817,631 and $636,504, respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ Vincent M. Marra
Vincent M. Marra
President
Date: March 11,2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 11,2005

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 11,2005